Revenue from Contract with Customers (Details) - Schedule of Information about Receivables, Contract Assets and Contract Liabilities - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Information about Receivables, Contract Assets and Contract Liabilities [Abstract]
Receivables, which are included in ‘trade receivables	$ 3,344,995	$ 2,549,041
Receivables, acquired in a business combination